As filed with the Securities and Exchange Commission on December 15, 2014

Investment Company Act File No. 811- 1911; Securities Act File No. 2-34215

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

POST-EFFECTIVE AMENDMENT No. 103 ☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No. 83  ☒

SCHRODER CAPITAL FUNDS (DELAWARE)

875 Third Avenue, 22nd Floor, New York, New York 10022

(212) 641-3800

Carin F. Muhlbaum, Esq.
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor,
New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.
Ropes & Gray LLP
Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing be effective:

☐   Immediately upon filing pursuant to paragraph (b) of Rule 485

☒          On December 19, 2014 pursuant to paragraph (b) of Rule 485

☐   60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐   On (date) pursuant to paragraph (a)(1) of Rule 485

☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐   On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed in connection with an update of the registration statement of all existing series of Schroder Capital Funds (Delaware).

EXPLANATORY NOTE

Parts A, B and C to the Schroder Capital Funds (Delaware) (the “Registrant”) Post-Effective Amendment No. 102 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 82 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October 16, 2014 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate December 19, 2014 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on October 16, 2014, which contains the Prospectus and the Statement of Additional Information describing all existing series of the Registrant.  The Post-Effective Amendment was scheduled to become effective on December 15, 2014 pursuant to the Post-Effective Amendment No. 102 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on October 16, 2014. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 15th day of December, 2014.

SCHRODER CAPITAL FUNDS (DELAWARE)

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on December 15, 2014.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
	Name:	Mark A. Hemenetz
	Title:	President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
	Name:	Alan M. Mandel
	Title:	Treasurer & Principal Financial and Accounting Officer

*Jay S. Calhoun, Trustee

*Margaret M. Cannella, Trustee

*Mark D. Gersten, Trustee

*Catherine A. Mazza, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.